Vendor-take-back loan	12 Months Ended
Dec. 31, 2021
Vendor-take-back Loan
Vendor-take-back loan

18.	Vendor-take-back loan

The vendor-take-back loan (“VTB”) arose on the acquisition of Omnia on August 30, 2020 (Note 5). The VTB has a principal balance of $5,750,000 and accrues interest at 9% per annum, compounded annually and payable at maturity, and matures on August 30, 2023.

The VTB was included in Omnia’s total purchase price consideration at an initial fair value of $5,357,408 based on the present value of the cash flows using a 11.60% discount rate and a maturity date of 36 months. The VTB is amortized at an effective interest rate of 11.03%.

On June 17, 2021, the Company settled the VTB by paying the principal balance of $5,750,000 and accrued interest of $408,329. The Company recognized a loss on settlement of the VTB of $316,241 in the consolidated statement of loss and comprehensive loss during the year ended December 31, 2021.

During the year ended December 31, 2021, the Company recognized $255,792 (December 31, 2020 - $190,381) of interest expense and $27,046 (December 31, 2020 - $11,461) of accretion expense in relation to the VTB which is included in interest and accretion expense in the consolidated statement of loss and comprehensive loss.

The following tables shows the movement of the VTB during the year:

Amount

Balance, December 31, 2019	$-
Initial fair value of vendor-take-back loan	5,357,408
Interest	190,381
Accretion	11,461
Balance, December 31, 2020	$5,559,250
Interest	255,792
Accretion	27,046
Repayments	(6,158,329)
Loss on settlement of vendor-take-back loan	316,241
Balance, December 31, 2021	$-